Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	ABERDEEN INVESTMENT FUNDS
Entity Central Index Key	0000887210
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
Aberdeen Select International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	JIEIX
Aberdeen Select International Equity Fund | Class A
Prospectus:
Trading Symbol	BJBIX
Aberdeen Global Equity Impact Fund (formerly Aberdeen Select International Equity Fund II) | Institutional Class
Prospectus:
Trading Symbol	JETIX
Aberdeen Global Equity Impact Fund (formerly Aberdeen Select International Equity Fund II) | Class A
Prospectus:
Trading Symbol	JETAX
Aberdeen Total Return Bond Fund | Institutional Class
Prospectus:
Trading Symbol	JBGIX
Aberdeen Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	BJBGX
Aberdeen Global High Income Fund | Institutional Class
Prospectus:
Trading Symbol	JHYIX
Aberdeen Global High Income Fund | Class A
Prospectus:
Trading Symbol	BJBHX